RELATED PARTY TRANSACTION - BORROWING AGAINST TREPPEL CREDIT LINE (Details) (USD $)	9 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Balance of Credit Line at beginning of Fiscal Year	$ 600,000	$ 0	$ 0	$ 0
Draws on credit line			600,000	0
Repayment of credit line			0	0
Balance of Credit Line at end of Fiscal Year			600,000	0
Interest expense accrued	13,151	0	0	0
Interest expense paid	160,680	115,623	237,874	228,317
Interest owed as of March 31,			$ 13,151	$ 0